Securitizations (Schedule of Sensitivity of Current Fair Value of Subordinated Interests to an Immediate 10 And 20 Percent Adverse Change in Assumptions) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impact On Fair Value Of 10% Adverse Change [Member] | Securitization of Lease Receivables [Member]
Expected Credit Loss	¥ (60)	¥ (282)
Discount Rate	(47)	(103)
Impact On Fair Value Of 10% Adverse Change [Member] | Securitizations of Mortgage Loans Receivable [Member]
Expected Credit Loss		(162)
Discount Rate		(940)
Prepayment Rate		(318)
Impact On Fair Value Of 20% Adverse Change [Member] | Securitization of Lease Receivables [Member]
Expected Credit Loss	(121)	(563)
Discount Rate	(94)	(204)
Impact On Fair Value Of 20% Adverse Change [Member] | Securitizations of Mortgage Loans Receivable [Member]
Expected Credit Loss		(323)
Discount Rate		(1,847)
Prepayment Rate		¥ (625)